PROSKAUER ROSE

ELEVEN TIMES SQUARE

NEW YORK, NY 10036

July 14, 2017

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 120 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add a new series to the Fund, Lazard Equity Franchise Portfolio (the “New Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 485(b) under the 1933 Act on April 28, 2017.

The New Portfolio’s investment objective is to seek total return consisting of capital appreciation and current income. The New Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities, of US and non-US companies, including those in emerging markets. The New Portfolio normally invests in equity securities listed on a national or other recognized securities exchange of companies that Lazard Asset Management LLC, the New Portfolio’s investment manager (the “Investment Manager”) considers have an “economic franchise,” meaning companies that have historically shown an ability to generate unleveraged returns, at or above its cost of capital, for long periods of time. The Investment Manager considers that strong business franchises are often able to accomplish this performance and status because of competitive advantages such as an established or recognized brand, proprietary intellectual property or other intangible assets or industry economics such as relatively high customer switching costs. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The New Portfolio may invest in the equity securities of any size company.

The features of the New Portfolio’s Open Shares, Institutional Shares and R6 Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment.

Please telephone the undersigned at 212.969.3381, or Janna Manes of this office at 212.969.3363, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein

Lisa Goldstein

cc:      Janna Manes